PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
Property, Plant and Equipment, Gross	$ 8,114,700		$ 4,660,500	$ 2,627,700
Less: Accumulated depreciation	(1,214,300)		(1,031,500)	(561,700)
Total	6,900,400		3,629,000	2,066,000
Depreciation	182,800	$ 95,600	469,800	200,000
Equipment
PROPERTY AND EQUIPMENT
Property, Plant and Equipment, Gross	1,651,800		1,593,100	780,500
Leasehold improvements
PROPERTY AND EQUIPMENT
Property, Plant and Equipment, Gross	2,936,200		1,464,700	1,229,700
Office furniture, fixtures, and equipment
PROPERTY AND EQUIPMENT
Property, Plant and Equipment, Gross	109,500		16,600	16,600
Software
PROPERTY AND EQUIPMENT
Property, Plant and Equipment, Gross	359,500		359,500	151,700
Construction in progress
PROPERTY AND EQUIPMENT
Property, Plant and Equipment, Gross	$ 3,057,700		$ 1,226,600	$ 449,200